Long-Term Debt (Convertible Debt Instruments and Terms) (Detail) (Subordinated Convertible Notes Due 2029 [Member], USD $)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Closing price as percent	130.00%
Consecutive trading days	30 days
Contingent, conversion price	$ 47.78
Debt instrument, beginning date	Aug. 31, 2029
Conversion price per share	$ 36.75
Conversion, shares per $1,000 principal amount of notes	27.2109
Principal amount of notes	$ 1,000
Common stock covered under note hedges	11,686,075
Make-Whole [Member]
Debt Instrument [Line Items]
Common stock covered under note hedges	14,315,419
Minimum [Member]
Debt Instrument [Line Items]
Trading days	20 days